SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SHORT-TERM BANK LOANS

NOTE 8 – SHORT-TERM BANK LOANS

Bank loans consist of the following:

Credit agreement entered date	Provider	Facilities	Interest rate	Utilized as of December 31,
				2023	2022
October 27, 2020	Hang Seng Bank (“HSB”)	Non-revolving term loan under SME Financing Guarantee Scheme (the “SME FGS Term Loan”)	BLR minus 2.25% p.a.	$627,881	$642,228
January 19, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	297,203	314,692
May 5, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	126,477	128,446
May 6, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	154,915	157,346
May 10, 2022	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	381,204	385,336

			Total:	$1,587,680	$1,628,048

The bank loans were primarily obtained for general working capital.

As of December 31, 2023 and 2022, the Company’s bank loans contain a repayment on demand clause that provides the bank with an unconditional right to demand repayment at any time at its own discretion. Due to the repayment on demand clause, such amounts of bank loans were classified as current liabilities. These bank loans were secured by personal guarantee provided by one of the directors of the Company. The amounts due are based on scheduled repayment dates set out in the banking facilities letters and the subsequently revised repayment schedules. All the Company’s bank loans carried variable interest at BLR minus 2.25% per annum.

The effective interest rate of the Company’s bank loans ranged from 3.375% to 3.5% per annum for the year ended December 31, 2023 and 2.83% per annum for the year ended December 31, 2022. All the Company’s bank loans are repayable on demand or with their respective last instalment repayable in March 2029, May 2029, December 2030, May 2031, and May 2032, respectively.

Interest expense on the bank loans totaled $56,084, $41,076 and $29,474 during the years ended December 31, 2023, 2022 and 2021, respectively.